Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available for sale:
Fair value, less than 12 months	$ 816,979	$ 2,534,354
Unrealized losses, less than 12 months	(5,008)	(101,585)
Fair value, 12 months or more	1,872,077	434,554
Unrealized losses, 12 months or more	(45,973)	(31,534)
Fair value, total	2,689,056	2,968,908
Unrealized losses, total	(50,981)	(133,119)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	808,072	2,459,565
Unrealized losses, less than 12 months	(4,910)	(98,022)
Fair value, 12 months or more	1,836,218	420,262
Unrealized losses, 12 months or more	(40,268)	(26,552)
Fair value, total	2,644,290	2,879,827
Unrealized losses, total	(45,178)	(124,574)
States and political subdivisions
Available for sale:
Fair value, less than 12 months	8,833	55,327
Unrealized losses, less than 12 months	(97)	(3,025)
Fair value, 12 months or more	27,793	14,292
Unrealized losses, 12 months or more	(5,521)	(4,982)
Fair value, total	36,626	69,619
Unrealized losses, total	(5,618)	(8,007)
Other
Available for sale:
Fair value, less than 12 months	74	19,462
Unrealized losses, less than 12 months	(1)	(538)
Fair value, 12 months or more	8,066
Unrealized losses, 12 months or more	(184)
Fair value, total	8,140	19,462
Unrealized losses, total	$ (185)	$ (538)